Capital and other commitments (Tables)	6 Months Ended
Dec. 31, 2025
Capital and other commitments [Abstract]
Capital and Other Commitments
	31-Dec-25	30-Jun-25
	$’000	$’000
Payable within one year
Water rights	1,594	1,336
Non-cancellable lease commitments	190	261
Exploration and evaluation expenditure commitments	-	317

	1,784	1,914
Payable after one year but not later than five years
Water rights	5,392	4,971
Non-cancellable lease commitments	163	288
Exploration and evaluation expenditure commitments	-	317

	5,555	5,576
Payable later than five years
Water rights	9,143	9,116
Non-cancellable lease commitments	-	-
Exploration and evaluation expenditure commitments	-	-
	9,143	9,116